UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02349

Morgan Stanley Income Securities Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                10036

    (Address of principal executive offices)              (Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: September 30, 2012

Date of reporting period: June 30, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2012 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (91.3%)
	Basic Materials (6.8%)
$1,085	ArcelorMittal (Luxembourg)	9.85%	06/01/19	$1,292,862
EUR696	ArcelorMittal, Series MT (Luxembourg)	7.25	04/01/14	196,430
$980	Barrick Gold Corp. (Canada)	3.85	04/01/22	1,016,676
1,165	CF Industries, Inc.	6.875	05/01/18	1,384,894
500	Eastman Chemical Co.	3.60	08/15/22	511,020
395	FMG Resources August 2006 Pty Ltd. (Australia) (a)	6.375	02/01/16	401,912
155	FMG Resources August 2006 Pty Ltd. (Australia) (a)	6.875	02/01/18	157,131
315	Georgia-Pacific LLC	7.75	11/15/29	410,282
435	Georgia-Pacific LLC	8.875	05/15/31	614,893
134	Goldcorp, Inc. (Canada)	2.00	08/01/14	151,588
375	Incitec Pivot Ltd. (Australia) (a)	4.00	12/07/15	386,130
380	International Paper Co.	4.75	02/15/22	415,575
525	Inversiones CMPC SA (Chile) (a)	4.50	04/25/22	522,262
460	Kinross Gold Corp. (Canada)	5.125	09/01/21	466,230
585	Lubrizol Corp.	8.875	02/01/19	799,708
600	LyondellBasell Industries N.V. (a)	5.00	04/15/19	632,250
855	MeadWestvaco Corp.	7.375	09/01/19	1,019,174
605	Teck Resources Ltd. (Canada)	6.25	07/15/41	679,747
490	Vale Overseas Ltd. (Brazil)	6.875	11/21/36	570,827

				11,629,591

	Communications (13.9%)
380	AT&T, Inc.	6.30	01/15/38	474,981
245	Cablevision Systems Corp.	7.75	04/15/18	262,150
1,495	CenturyLink, Inc.	5.80	03/15/22	1,491,011
540	CenturyLink, Inc.	6.45	06/15/21	562,865
210	CenturyLink, Inc., Series Q	6.15	09/15/19	216,930
2,580	Comcast Corp.	6.40	05/15/38	3,155,939
375	Corning, Inc.	4.75	03/15/42	394,553
170	CSC Holdings LLC (a)	6.75	11/15/21	181,900
945	Deutsche Telekom International Finance BV (Germany)	8.75	06/15/30	1,315,098
1,700	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	3.80	03/15/22	1,722,668
500	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	4.60	02/15/21	532,717
225	DISH DBS Corp. (a)	4.625	07/15/17	226,406
335	DISH DBS Corp.	7.125	02/01/16	369,338
276	Liberty Interactive LLC	3.125	03/30/23	338,445
525	Motorola Solutions, Inc.	3.75	05/15/22	518,797
865	NBC Universal Media LLC	4.375	04/01/21	953,353
670	News America, Inc.	6.40	12/15/35	774,980
505	Omnicom Group, Inc.	3.625	05/01/22	514,187
230	Priceline.com, Inc. (a)	1.00	03/15/18	243,513
150	Qwest Corp.	6.875	09/15/33	150,000
200	Sable International Finance Ltd. (United Kingdom) (a)	7.75	02/15/17	208,000
232	SBA Communications Corp.	1.875	05/01/13	322,480
117	SBA Telecommunications, Inc.	8.25	08/15/19	128,700
250	Symantec Corp., Series B	1.00	06/15/13	257,188
1,460	Telecom Italia Capital SA (Italy)	7.175	06/18/19	1,460,000
325	Telefonaktiebolaget LM Ericsson (Sweden)	4.125	05/15/22	326,554
800	Telefonica Europe BV (Spain)	8.25	09/15/30	775,595
2,190	Time Warner Cable, Inc.	6.75	07/01/18	2,671,200
520	Time Warner Cable, Inc.	8.75	02/14/19	692,294
85	Time Warner, Inc.	6.50	11/15/36	100,925
1,565	Time Warner, Inc.	7.70	05/01/32	2,049,441

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2012 (unaudited) continued

$195	Vivendi SA (France) (a)	6.625%	04/04/18	$215,804

				23,608,012

	Consumer, Cyclical (4.7%)
375	AmeriGas Finance LLC/AmeriGas Finance Corp.	7.00	05/20/22	387,187
825	Best Buy Co., Inc.	3.75	03/15/16	806,143
830	Chrysler Group LLC/CG Co-Issuer, Inc.	8.00	06/15/19	856,975
540	Daimler Finance North America LLC (Germany)	8.50	01/18/31	828,451
985	Gap, Inc. (The)	5.95	04/12/21	1,022,701
70	Ingram Micro, Inc.	5.25	09/01/17	75,128
138	International Game Technology	3.25	05/01/14	153,008
185	Levi Strauss & Co.	7.625	05/15/20	197,488
295	Macy’s Retail Holdings, Inc.	3.875	01/15/22	310,760
395	QVC, Inc. (a)	7.125	04/15/17	419,686
495	Volkswagen International Finance N.V. (Germany) (a)	2.375	03/22/17	503,393
665	Wyndham Worldwide Corp.	4.25	03/01/22	670,906
600	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (a)	5.375	03/15/22	604,500
825	Yum! Brands, Inc.	6.875	11/15/37	1,096,356

				7,932,682

	Consumer, Non-Cyclical (10.2%)
685	Altria Group, Inc.	10.20	02/06/39	1,117,747
200	Amgen, Inc.	3.875	11/15/21	211,587
265	Amgen, Inc.	5.15	11/15/41	277,703
850	BAT International Finance PLC (United Kingdom) (a)	2.125	06/07/17	849,868
162	Beam, Inc.	6.375	06/15/14	177,533
655	Boston Scientific Corp.	6.00	01/15/20	782,382
880	Cigna Corp.	5.375	02/15/42	939,856
195	Covidien International Finance SA	3.20	06/15/22	201,467
775	Delhaize Group SA (Belgium)	5.70	10/01/40	653,094
425	Diageo Investment Corp. (United Kingdom)	2.875	05/11/22	437,518
590	Express Scripts Holding Co. (a)	2.65	02/15/17	600,897
990	Express Scripts Holding Co. (a)	3.90	02/15/22	1,028,204
304	Gilead Sciences, Inc.	1.00	05/01/14	379,240
460	Gilead Sciences, Inc.	5.65	12/01/41	538,253
325	Grupo Bimbo SAB de CV (Mexico) (a)	4.875	06/30/20	361,529
1,585	Kraft Foods, Inc.	5.375	02/10/20	1,878,609
425	Kraft Foods, Inc.	6.50	02/09/40	547,928
80	Kraft Foods, Inc.	6.875	02/01/38	104,982
505	Kraft Foods, Inc.	6.875	01/26/39	658,416
365	Life Technologies Corp.	6.00	03/01/20	428,878
565	Lorillard Tobacco Co.	8.125	06/23/19	702,174
470	SABMiller Holdings, Inc. (a)	3.75	01/15/22	500,828
305	SABMiller Holdings, Inc. (a)	4.95	01/15/42	338,958
585	Sigma Alimentos SA de CV (Mexico) (a)	5.625	04/14/18	633,263
227	Smithfield Foods, Inc.	4.00	06/30/13	253,673
550	Teva Pharmaceutical Finance IV BV (Israel)	3.65	11/10/21	579,625
360	TreeHouse Foods, Inc.	7.75	03/01/18	391,050
368	UnitedHealth Group, Inc.	5.80	03/15/36	455,677
675	Verisk Analytics, Inc.	5.80	05/01/21	754,683
196	Vertex Pharmaceuticals, Inc.	3.35	10/01/15	257,005
165	Viropharma, Inc.	2.00	03/15/17	234,713

				17,277,340

	Energy (9.0%)
258	Alpha Natural Resources, Inc.	2.375	04/15/15	219,623
65	Alpha Natural Resources, Inc.	6.00	06/01/19	55,738
280	Alpha Natural Resources, Inc.	6.25	06/01/21	238,000
650	Canadian Natural Resources Ltd. (Canada)	6.25	03/15/38	799,108
250	Canadian Oil Sands Ltd. (Canada) (a)	6.00	04/01/42	266,188
425	Canadian Oil Sands Ltd. (Canada) (a)	7.75	05/15/19	521,634
261	Chesapeake Energy Corp.	2.75	11/15/35	239,794

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2012 (unaudited) continued

$275	Chesapeake Energy Corp.	6.775%		03/15/19		$268,469
110	Concho Resources, Inc.	7.00		01/15/21		118,250
550	Continental Resources, Inc.	7.125		04/01/21		616,000
475	Devon Energy Corp.	4.75		05/15/42		500,452
350	Enterprise Products Operating LLC	5.20		09/01/20		401,100
1,400	Enterprise Products Operating LLC	5.95		02/01/41		1,588,969
415	EQT Corp.	4.875		11/15/21		424,689
300	Hess Corp.	6.00		01/15/40		333,876
490	Hess Corp.	7.125		03/15/33		609,939
355	Kinder Morgan Energy Partners LP	6.85		02/15/20		426,873
225	Marathon Petroleum Corp.	5.125		03/01/21		252,357
575	Marathon Petroleum Corp.	6.50		03/01/41		655,715
250	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25		06/15/22		258,750
720	Murphy Oil Corp.	4.00		06/01/22		734,749
1,030	Petro-Canada (Canada)	5.95		05/15/35		1,152,987
1,250	Phillips 66 (a)	4.30		04/01/22		1,317,581
1,090	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36		1,278,396
309	Sinopec Group Overseas Development 2012 Ltd. (China) (a)(b)	2.75		05/17/17		315,007
1,100	Valero Energy Corp.	6.125		02/01/20		1,271,975
475	Weatherford International Ltd.	4.50		04/15/22		487,770

						15,353,989

	Finance (29.2%)
EUR200	Aabar Investments PJSC (United Arab Emirates)	4.00		05/27/16		241,331
$260	ABN Amro Bank N.V. (Netherlands) (a)	4.25		02/02/17		265,369
790	Aegon N.V. (Netherlands)	4.625		12/01/15		843,688
231	Affiliated Managers Group, Inc.	3.95		08/15/38		250,346
400	Alexandria Real Estate Equities, Inc.	4.60		04/01/22		410,343
1,290	American Financial Group, Inc.	9.875		06/15/19		1,622,198
2,315	American International Group, Inc.	6.40		12/15/20		2,623,715
313	Ares Capital Corp. (a)	5.75		02/01/16		320,043
815	Banco de Credito del Peru (Peru) (a)	4.75		03/16/16		841,487
700	Banco Votorantim SA (Brazil) (a)	5.25		02/11/16		719,250
1,530	Bank of America Corp., Series L	5.65		05/01/18		1,638,052
1,100	Barclays Bank PLC (United Kingdom) (a)	6.05		12/04/17		1,116,580
810	BBVA Bancomer SA (Mexico) (a)	4.50		03/10/16		818,100
200	Billion Express Investments Ltd. (China) (b)	0.75		10/18/15		198,250
835	BNP Paribas SA (France)	5.00		01/15/21		858,626
775	Boston Properties LP	3.85		02/01/23		783,937
360	Brookfield Asset Management, Inc. (Canada)	5.80		04/25/17		392,222
1,000	Capital One Bank, USA NA	8.80		07/15/19		1,261,075
600	Capital One Capital VI	8.875		05/15/40		612,750
850	CIT Group, Inc.	5.00		05/15/17		876,031
1,385	CNA Financial Corp.	7.35		11/15/19		1,640,870
150	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) (a)	11.00	(c)	06/30/19	(d)	189,683
675	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect (Netherlands)	3.875		02/08/22		688,003
600	Countrywide Financial Corp.	6.25		05/15/16		625,012
525	Credit Agricole SA (France) (a)	8.375	(c)	10/13/19	(d)	437,063
815	Credit Suisse (Switzerland)	5.40		01/14/20		848,963
575	Dexus Diversified Trust/Dexus Office Trust (Australia) (a)	5.60		03/15/21		596,781
320	Discover Bank	7.00		04/15/20		373,010
420	Discover Bank	8.70		11/18/19		522,547
230	ERP Operating LP	4.625		12/15/21		250,291
205	Farmers Exchange Capital (a)	7.05		07/15/28		235,882
830	Farmers Insurance Exchange (a)	8.625		05/01/24		1,079,908
450	Ford Motor Credit Co., LLC	5.00		05/15/18		478,972
2,185	Ford Motor Credit Co., LLC	5.875		08/02/21		2,435,165
355	General Electric Capital Corp.	5.30		02/11/21		399,143

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2012 (unaudited) continued

$1,335	Genworth Financial, Inc.	7.70%		06/15/20	$1,320,910
320	Goldman Sachs Group, Inc. (The)	5.75		01/24/22	338,416
180	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	176,936
1,100	Goodman Funding Pty Ltd. (Australia) (a)	6.375		04/15/21	1,147,904
295	Harley-Davidson Funding Corp. (a)	6.80		06/15/18	352,138
1,250	Hartford Financial Services Group, Inc.	5.50		03/30/20	1,307,122
795	HBOS PLC, Series G (United Kingdom) (a)	6.75		05/21/18	750,934
615	HCP, Inc.	5.625		05/01/17	679,792
200	Health Care REIT, Inc.	4.75		07/15/27	235,500
430	HSBC Finance Corp.	6.676		01/15/21	466,329
380	HSBC Holdings PLC (United Kingdom)	6.50		05/02/36	420,269
420	Huntington Bancshares, Inc.	7.00		12/15/20	492,593
710	International Lease Finance Corp.	6.25		05/15/19	723,490
400	JPMorgan Chase & Co.	4.50		01/24/22	431,729
400	JPMorgan Chase Bank NA	6.00		10/01/17	448,358
585	JPMorgan Chase Capital XXVII, Series AA	7.00		11/01/39	586,462
425	Lloyds TSB Bank PLC (United Kingdom)	6.375		01/21/21	482,451
425	Mack-Cali Realty LP	4.50		04/18/22	436,928
365	Macquarie Bank Ltd. (Australia) (a)	6.625		04/07/21	366,579
380	Macquarie Group Ltd. (Australia) (a)	6.00		01/14/20	378,600
305	Merrill Lynch & Co., Inc., MTN	6.875		04/25/18	341,688
500	Metlife Capital Trust IV (a)	7.875		12/15/37	557,500
725	Mizuho Corporate Bank Ltd. (Japan) (a)	2.55		03/17/17	736,390
750	Nationwide Building Society (United Kingdom) (a)	6.25		02/25/20	810,284
575	Nationwide Financial Services (a)	5.375		03/25/21	595,804
225	Platinum Underwriters Finance, Inc., Series B	7.50		06/01/17	246,670
410	Principal Financial Group, Inc.	8.875		05/15/19	532,153
850	Protective Life Corp.	7.375		10/15/19	983,872
285	Prudential Financial, Inc., MTN	6.625		12/01/37	323,395
575	QBE Capital Funding III Ltd. (Australia) (a)	7.25	(c)	05/24/41	519,710
375	Santander Holdings USA, Inc. (Spain)	4.625		04/19/16	362,693
600	Santander US Debt SAU (Spain) (a)	3.724		01/20/15	558,400
1,589	SLM Corp., MTN	6.25		01/25/16	1,676,395
320	SLM Corp., MTN	8.00		03/25/20	352,000
570	Standard Chartered Bank (United Kingdom) (a)	6.40		09/26/17	636,097
250	Wachovia Bank NA	6.60		01/15/38	316,594
1,000	Wells Operating Partnership II LP	5.875		04/01/18	1,040,974

					49,628,745

	Industrials (10.1%)
355	ABB Finance USA, Inc. (Switzerland)	2.875		05/08/22	359,869
1,415	Amgen, Inc.	2.125		05/15/17	1,433,261
470	Anixter, Inc.	5.625		05/01/19	487,625
810	BAA Funding Ltd. (United Kingdom) (a)	4.875		07/15/21	856,333
370	Ball Corp.	7.375		09/01/19	410,700
560	Bemis Co., Inc.	4.50		10/15/21	605,499
160	Bombardier, Inc. (Canada) (a)	7.50		03/15/18	176,200
325	Bombardier, Inc. (Canada) (a)	7.75		03/15/20	363,187
875	Burlington Northern Santa Fe LLC	3.05		03/15/22	884,681
775	Cardinal Health, Inc.	1.90		06/15/17	781,722
895	CRH America, Inc.	6.00		09/30/16	980,627
460	CRH America, Inc.	8.125		07/15/18	548,618
415	Crown Americas LLC/Crown Americas Capital Corp. III	6.25		02/01/21	455,462
400	Discovery Communications LLC	3.30		05/15/22	404,534
580	Experian Finance PLC (United Kingdom) (a)(e)	2.375		06/15/17	581,324
217	General Cable Corp.	4.50		11/15/29	212,389
430	Holcim US Finance Sarl & Cie SCS (Switzerland) (a)	6.00		12/30/19	451,511
625	Koninklijke Philips Electronics N.V. (Netherlands)	3.75		03/15/22	649,992
650	L-3 Communications Corp.	4.95		02/15/21	704,187
775	Lafarge SA (France) (a)	6.20		07/09/15	829,692
550	Odebrecht Finance Ltd. (Brazil) (a)	6.00		04/05/23	582,065
247	Owens-Brockway Glass Container, Inc. (a)	3.00		06/01/15	237,120

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2012 (unaudited) continued

$750	Pioneer Natural Resources Co.	3.95%	07/15/22	$753,329
1,240	Republic Services, Inc.	3.55	06/01/22	1,256,008
120	Sonoco Products Co.	4.375	11/01/21	126,809
390	Sonoco Products Co.	5.75	11/01/40	443,583
250	Time Warner, Inc.	4.90	06/15/42	254,662
455	United Technologies Corp.	4.50	06/01/42	501,905
850	URS Corp. (a)	3.85	04/01/17	840,300

				17,173,194

	Technology (1.5%)
599	Fidelity National Information Services, Inc. (a)	5.00	03/15/22	612,477
715	Hewlett-Packard Co.	4.65	12/09/21	750,897
164	Intel Corp.	2.95	12/15/35	186,345
179	Lam Research Corp.	1.25	05/15/18	177,434
314	Microsoft Corp. (a)(f)	0.00	06/15/13	334,802
249	Rovi Corp.	2.625	02/15/40	240,908
242	SanDisk Corp.	1.50	08/15/17	250,168

				2,553,031

	Utilities (5.9%)
760	AES Corp. (The)	8.00	06/01/20	875,900
295	CMS Energy Corp.	5.05	03/15/22	307,460
170	CMS Energy Corp.	6.25	02/01/20	189,640
525	EDP Finance BV (Portugal) (a)	4.90	10/01/19	423,421
575	Enel Finance International N.V. (Italy) (a)	5.125	10/07/19	550,094
300	Entergy Gulf States Louisiana LLC	6.00	05/01/18	349,724
2,400	Exelon Generation Co., LLC	4.00	10/01/20	2,419,186
405	FirstEnergy Solutions Corp.	6.05	08/15/21	445,593
1,060	FirstEnergy Solutions Corp.	6.80	08/15/39	1,116,686
500	Iberdrola Finance Ireland Ltd. (Spain) (a)	5.00	09/11/19	462,451
215	Indianapolis Power & Light Co. (a)	6.30	07/01/13	226,455
550	ONEOK Partners LP	6.125	02/01/41	622,385
1,000	PPL WEM Holdings PLC (a)	3.90	05/01/16	1,048,990
825	Puget Energy, Inc.	6.50	12/15/20	900,186
140	Toledo Edison Co. (The)	7.25	05/01/20	179,681

				10,117,852

	Total Corporate Bonds (Cost $145,570,366)			155,274,436

	Asset-Backed Securities (1.5%)
	CVS Pass-Through Trust
1,285		6.036	12/10/28	1,453,413
781	(a)	8.353	07/10/31	1,024,922

	Total Asset-Backed Securities (Cost $2,079,331)			2,478,335

	Sovereign (0.2%)
345	Korea Development Bank (The) (Korea, Republic of) (Cost $343,444)	3.875	05/04/17	367,652

	Municipal Bond (0.1%)
190	Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds (Cost $190,000)	6.184	01/01/34	235,908

NUMBER OF SHARES
	Convertible Preferred Stocks (0.3%)
	Diversified Financial Services (0.2%)
250	Bank of America Corp., Series L			243,750

	Electric Utilities (0.1%)
3,100	PPL Corp.			163,990

	Total Convertible Preferred Stocks (Cost $414,892)			407,740

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2012 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE
	Short-Term Investments (0.1%)
	U.S. Treasury Securities
	U.S. Treasury Bills
$10	(g)	0.086%	08/30/12	$9,999
10	(g)	0.088	08/30/12	9,999
10	(g)	0.114	08/30/12	9,999
30	(g)	0.119	08/30/12	29,998
10	(g)	0.129	08/30/12	9,999
162	(g)(h)	0.136	08/30/12	161,988

	Total Short-Term Investments (Cost $231,951)			231,982

	Total Investments (Cost $148,829,984) (i)(j)		93.5%	158,996,053
	Other Assets in Excess of Liabilities		6.5	11,081,246

	Net Assets		100.0%	$170,077,299

MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
(a)	144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Security trades on the Hong Kong exchange.
(c)	Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2012.
(d)	Perpetual - Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at June 30, 2012.
(e)	When-issued security.
(f)	Capital appreciation bond.
(g)	Rate shown is the yield to maturity at June 30, 2012.
(h)	A portion of this security has been physically segregated in connection with open futures contracts and swap agreements.
(i)	Securities are available for collateral in connection with purchase of when-issued securities, open foreign currency exchange contracts, futures contracts and swap agreements.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2012 (unaudited) continued

Foreign Currency Exchange Contracts Open at June 30, 2012:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED DEPRECIATION
Goldman Sachs International	EUR	368,282	$456,215	07/13/12	$(9,883)

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2012 (unaudited) continued

Futures Contracts Open at June 30, 2012:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
101	Long	U.S. Treasury 2 yr. Note, Sep-12	$22,238,937	$(12,661)
48	Long	U.S. Treasury Ultra Long Bond, Sep-12	8,008,500	12,243
53	Long	U.S. Treasury 5 yr. Note, Sep-12	6,570,344	11,594
10	Short	U.S. Treasury 30 yr. Bond, Sep-12	(1,479,687)	15,125
203	Short	U.S. Treasury 10 yr. Note, Sep-12	(27,075,125)	(57,661)

		Net Unrealized Depreciation		$(31,360)

Morgan Stanley Income Securities Inc.

Portfolio of Investments ¡ June 30, 2012 (unaudited) continued

Interest Rate Swap Agreements Open at June 30, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Goldman Sachs	$1,900	3 Month LIBOR	Receive	2.42%	03/22/22	$(129,086)
JPMorgan Chase	922	3 Month LIBOR	Receive	2.43	03/22/22	(63,976)

		Net Unrealized Depreciation				$(193,062)

LIBOR	London Interbank Offered Rate.

Currency Abbreviation:

EUR	Euro.

Morgan Stanley Income Securities Inc.

Notes to Portfolio of Investments ¡ June 30, 2012 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors. The prices provided by a pricing service take into account broker-dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Corporate Bonds	$—	$155,274,436	$—	$155,274,436
Asset-Backed Securities	—	2,478,335	—	2,478,335
Sovereign	—	367,652	—	367,652
Municipal Bond	—	235,908	—	235,908
Total Fixed Income Securities	—	158,356,331	—	158,356,331
Convertible Preferred Stocks	407,740	—	—	407,740
Short-Term Investments - U.S. Treasury Securities	—	231,982	—	231,982
Futures Contracts	38,962	—	—	38,962
Total Assets	446,702	158,588,313	—	159,035,015
Liabilities:
Foreign Currency Exchange Contracts	—	(9,883)	—	(9,883)
Futures Contracts	(70,322)	—	—	(70,322)
Interest Rate Swap Agreements	—	(193,062)	—	(193,062)
Total Liabilities	(70,322)	(202,945)	—	(273,267)
Total	$376,380	$158,385,368	$—	$158,761,748

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2012, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

August 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev

Arthur Lev

Principal Executive Officer

August 15, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

August 15, 2012